Nature of the Business (Details) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended		3 Months Ended		9 Months Ended
	Jun. 17, 2021	Feb. 12, 2021	Jan. 27, 2020	Apr. 15, 2019	Jun. 22, 2018	Oct. 31, 2021	Jan. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Class of Stock
Number of shares issued in transaction	2,069,466						1,718,506			3,787,972
Proceeds of issuance of ordinary shares, net of issuance costs	$ 14,300						$ 15,300			$ 29,600
Net loss								$ (33,991)	$ (37,315)	(100,430)	$ (99,233)
Accumulated deficit								479,674		479,674		$ 379,244
Cash								$ 173,060	$ 177,695	$ 173,060	$ 177,695	$ 153,299
Subsequent Event
Class of Stock
Effective income tax rate reconciliation, tax credit, research, amount						$ 25,000
Underwriters public offering
Class of Stock
Proceeds of issuance of ordinary shares, net of issuance costs			$ 74,000
Ordinary Shares
Class of Stock
Number of shares issued in transaction		14,285,715
Per share price of issuance (usd per share)		$ 7.00
Ordinary Shares | IPO
Class of Stock
Number of shares issued in transaction					10,147,059
Per share price of issuance (usd per share)					$ 17.00
Proceeds of issuance of ordinary shares, net of issuance costs					$ 156,500
Ordinary Shares | Options
Class of Stock
Number of shares issued in transaction		2,142,857		630,000	1,323,529
Ordinary Shares | Underwriters public offering
Class of Stock
Number of shares issued in transaction			7,250,000	4,830,000
Per share price of issuance (usd per share)			$ 11.00	$ 24.00
Proceeds of issuance of ordinary shares, net of issuance costs		$ 106,900		$ 108,800